Other receivables and assets (Ageing analysis of other receivables) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Ageing analysis of other receivables [line items]
Other receivables	¥ 2,092,792	¥ 1,769,704
Financial assets past due but not impaired [member]
Ageing analysis of other receivables [line items]
Other receivables	140,055	113,109
Financial assets past due but not impaired [member] | Within 1 year [member]
Ageing analysis of other receivables [line items]
Other receivables	61,189	42,103
Financial assets past due but not impaired [member] | Between 1 to 2 years [member]
Ageing analysis of other receivables [line items]
Other receivables	1,360	2,683
Financial assets past due but not impaired [member] | Between 2 to 3 years [member]
Ageing analysis of other receivables [line items]
Other receivables	1,130	847
Financial assets past due but not impaired [member] | Over 3 years [member]
Ageing analysis of other receivables [line items]
Other receivables	76,376	67,476
Financial assets impaired [member]
Ageing analysis of other receivables [line items]
Other receivables	41,410	36,212
Financial assets impaired [member] | Within 1 year [member]
Ageing analysis of other receivables [line items]
Other receivables	7,535	752
Financial assets impaired [member] | Between 1 to 2 years [member]
Ageing analysis of other receivables [line items]
Other receivables	10	912
Financial assets impaired [member] | Between 2 to 3 years [member]
Ageing analysis of other receivables [line items]
Other receivables	463	285
Financial assets impaired [member] | Over 3 years [member]
Ageing analysis of other receivables [line items]
Other receivables	¥ 33,402	¥ 34,263